UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smith & Howard Wealth Management, LLC
Address:  171 17th Street, NW Suite 900
          Atlanta, Georgia 30363

Form 13F File Number:  028-14923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Dewitt
Title:    Member/Chief Compliance Officer
Phone:    (404) 874-6244

Signature, Place, and Date of Signing:

    /s/ Michael R. Dewitt              Atlanta, GA            February 13, 2013
    ---------------------              -----------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:          208
                                         -----------

Form 13F Information Table Value Total:  $   148,770
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-11448                   Cambridge Financial Group Inc.

           COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
        NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -----
@General Motors Cl A Warrants   *W EXP 07/10/201 37045V118           0          21          SOLE                     21
@General Motors Cl B Warrants   *W EXP 07/10/201 37045V126           0          21          SOLE                     21
3M Co.                          COM              88579Y101           9         100          SOLE                    100
A G L Resources Inc             COM              1204106            20         500          SOLE                    500
Abbott Laboratories             COM              2824100            25         375          SOLE                    375
ACE Limited                     SHS              H0023R105          20         250          SOLE                    250
Aflac Inc                       COM              1055102           612      11,520          SOLE                 11,520
Akamai Technologies             COM              00971T101       6,631     162,090          SOLE                162,090
Allegiant Travel Co             COM              01748X102         183       2,491          SOLE                  2,491
Allscripts Inc                  COM              01988P108           5         504          SOLE                    504
Allstate Corp                   COM              20002101           40         988          OTHER      1                   988
Amazon.com Inc                  COM              23135106          117         467          SOLE                    467
American Intl Group 21 Warrant  *W EXP 01/19/202 26874156            0          05          SOLE                      5
Amgen Inc                       COM              31162100           55         640          OTHER      1                   640
Apple Inc                       COM              37833100          567       1,065          SOLE                  1,065
Archer-Daniels-Midlnd Co        COM              39483102           37       1,350          OTHER      1                       1,350
ARM Holdings PLC ADR            SPONSORED ADR    42068106           42       1,105          SOLE                  1,105
AT&T Inc                        COM              00206R102         290       8,595          SOLE                  8,595
Auto Data Processing            COM              53015103           11         185          SOLE                    185
Baidu Com Inc Adr               SPON ADR REP A   56752108            4          40          SOLE                     40
Bank of America Corp            COM              60505104           67       5,801          SOLE                  5,801
Bemis Co Inc                    COM              81437105           38       1,130          OTHER      1                       1,130
Berkshire Hathaway Cl B         CL B NEW         84670702        9,771     108,931          SOLE                108,931
Biogen Idec Inc                 COM              09062X103          37         250          OTHER      1                         250
BlackRock Invt Qlty Muni        COM              09247D105           8         500          SOLE                    500
Boeing Co                       COM              97023105           54         710          SOLE                    710
BorgWarner Inc                  COM              99724106           72         999          SOLE                    999
Bristol-Myers Squibb Co         COM              110122108          18         540          SOLE                    540
C H Robinson Worldwide          COM NEW          12541W209          13         201          SOLE                    201
C S X Corp                      COM              126408103          59       3,000          SOLE                  3,000
CA Inc                          COM              12673P105           7         300          SOLE                    300
Campbell Soup Company           COM              134429109          10         300          SOLE                    300
Cardinal Health Inc             COM              14149Y108          39         950          OTHER      1                         950
Caterpillar Inc                 COM              149123101          14         158          SOLE                    158
CenturyLink Inc                 COM              156700106          11         274          SOLE                    274
Chevron Corp                    COM              166764100          60         558          SOLE                    558
Chubb Corp                      COM              171232101           9         125          SOLE                    125
Cia Brasileira Dist Adrf        SPN ADR PFD CL A 20440T201          12         275          SOLE                    275
Cisco Systems Inc               COM              17275R102          57       2,881          SOLE                  2,881
Clean Energy Fuels Corp         COM              184499101          31       2,500          SOLE                  2,500
Coach Inc                       COM              189754104          17         315          SOLE                    315
Coca Cola Company               COM              191216100       1,867      51,514          SOLE                 51,514
Colgate-Palmolive Co            COM              194162103          10         100          SOLE                    100
Comcast Corp A                  CL A             20030N101          40       1,070          OTHER      1                       1,070
Companhia De Bebidas            SPON ADR PFD     20441W203           1          30          SOLE                     30
ConocoPhillips                  COM              20825C104          34         582          SOLE                    582
Consolidated Edison Inc         COM              209115104          24         425          SOLE                    425
Core Laboratories N V           COM              N22717107          24         223          SOLE                    223
Costco Wholesale Corp           COM              22160K105          50         510          OTHER      1                   510
Cousins Properties Inc          COM              222795106          26       3,088          SOLE                  3,088
CVS Caremark Corp               COM              126650100          37         770          OTHER      1                         770
Deere & Co                      COM              244199105          21         246          SOLE                    246
Dell Inc                        COM              24702R101           2         210          SOLE                    210
Delta Air Lines Inc             COM NEW          247361702           0          17          SOLE                     17
Discover Financial Services     COM              254709108          39       1,008          OTHER      1                 1,008
Disney Walt Co                  COM DISNEY       254687106         116       2,335          OTHER      1                 2,335
Du Pont E I De Nemour&Co        COM              263534109          79       1,750          SOLE                  1,750
Duke Realty Corp                COM NEW          264411505          34       2,424          SOLE                  2,424
eBay Inc                        COM              278642103          44         855          OTHER      1                   855
Ecolab Inc                      COM              278865100          42         580          OTHER      1                         580
Emerson Electric Co             COM              291011104          41         777          SOLE                    777
Exelon Corporation              COM              30161N101           7         241          SOLE                    241
Expedia Inc New                 COM NEW          30212P303          46         750          OTHER      1                         750
Expeditors Intl of Wash         COM              302130109          49       1,235          SOLE                  1,235
ExxonMobil Corp                 COM              30231G102         767       8,861          SOLE                  8,861
Facebook Inc Class A            CL A             30303M102           5         175          SOLE                    175
Fastenal Co                     COM              311900104           1          30          SOLE                     30
FedEx Corporation               COM              31428X106          12         126          SOLE                    126
Fifth Third Bancorp             COM              316773100          12         805          SOLE                    805
Fiserv Inc                      COM              337738108       3,589      45,408          SOLE                 45,408
Frontier Communications B       COM              35906A108           8       1,925          SOLE                  1,925
General Dynamics Corp           COM              369550108         148       2,140          OTHER      1                 2,140
General Electric Co             COM              369604103         195       9,266          SOLE                  9,266
General Motors Corp             COM              37045V100           6         200          SOLE                    200
Genuine Parts Co                COM              372460105          70       1,100          SOLE                  1,100
Goldman Sachs Group Inc         COM              38141G104           9          67          SOLE                     67
Google Inc                      CL A             38259P508          78         110          SOLE                    110
Heckmann Corp                   COM              422680108          20       5,000          SOLE                  5,000
Hewlett-Packard Co              COM              428236103           2         156          SOLE                    156
Home Depot Inc                  COM              437076102         396       6,410          OTHER      1                 6,410
Illumina Inc                    COM              452327109          17         305          SOLE                    305
Integrated Device Tech          COM              458118106         153      21,000          SOLE                 21,000
Intel Corp                      COM              458140100          32       1,565          SOLE                  1,565
Intl Business Machines          COM              459200101          78         406          SOLE                    406
Intl Flavors & Fragrances       COM              459506101          20         300          SOLE                    300
Intuit Inc                      COM              461202103          53         892          SOLE                    892
Intuitive Surgical Inc          COM NEW          46120E602          45          91          SOLE                     91
Ion Geophysical Corp            COM              462044108           0          75          SOLE                     75
iPath DJ-UBS Commodity ETN      DJUBS CMDT ETN36 06738C778          19         460          SOLE                    460
iShares Barclays 1-3 Yr Tr Bd   BARCLYS 1-3 YR   464287457          93       1,100          SOLE                  1,100
iShares DJ Select Div Fd        DJ SEL DIV INX   464287168          16         274          SOLE                    274
iShares DJ US Med Devices       DJ MED DEVICES   464288810           6          89          SOLE                     89
iShares iBoxx High Yld Corp Bd  HIGH YLD CORP    464288513         669       7,166          SOLE                  7,166
iShares iBoxx Invt Gr Corp Bd   IBOXX INV CPBD   464287242       7,727      63,866          SOLE                 63,866
Ishares Msci Acwi Ex US         MSCI ACWI EX     464288240      21,991     525,086          SOLE                525,086
iShares MSCI EAFE               MSCI EAFE INDEX  464287465          26         449          SOLE                    449
iShares MSCI Emrg Mkt Fd        MSCI EMERG MKT   464287234          49       1,109          SOLE                  1,109
iShares MSCI Germany            MSCI GERMAN      464286806         278      11,246          SOLE                 11,246
iShares Russell 1000 Growth     RUSSELL1000GRW   464287614       1,407      21,491          SOLE                 21,491
iShares Russell 1000 Value      RUSSELL1000VAL   464287598         497       6,827          SOLE                  6,827
iShares Russell 2000 Value      RUSL 2000 VALU   464287630           7          90          SOLE                     90
iShares Russell Microcap        RSSL MCRCP IDX   464288869          17         323          SOLE                    323
iShares Russell Mid Value       RUSSELL MCP VL   464287473         263       5,231          SOLE                  5,231
iShares Russell Midcap Growth   RUSSELL MCP GR   464287481          91       1,450          SOLE                  1,450
iShares S&P Midcap 400 Growth   S&P MC 400 GRW   464287606       8,682      75,887          SOLE                 75,887
iShares S&P S/T AMT Fr Muni     S&P SH NTL AMTFR 464288158          65         616          SOLE                    616
iShares Tr Cohen & Steer Rlty   COHEN&ST RLTY    464287564          15         186          SOLE                    186
iShares Tr Lehman Bd Fd         CORE TOTUSBD ETF 464287226           5          44          SOLE                     44
iShares Tr Nasdaq Bio Fd        NASDQ BIO INDX   464287556           8          56          SOLE                     56
iShares Tr S&P 500              CORE S&P500 ETF  464287200          83         580          SOLE                    580
Ishares Tr S&P Global           S&P GBL INF      464287291          38         560          SOLE                    560
J M Smuckers Co                 COM NEW          832696405           0          05          SOLE                      5
J P Morgan Chase & Co           COM              46625H100         147       3,336          SOLE                  3,336
JB Hunt Transport Svcs          COM              445658107          15         257          SOLE                    257
Johnson & Johnson               COM              478160104         111       1,584          SOLE                  1,584
Johnson Controls Inc            COM              478366107          79       2,592          OTHER      1                 2,592
JPMorgan Alerian MLP Index      ALERIAN ML ETN   46625H365      10,795     280,684          SOLE                280,684
Kayne Anderson MLP              COM              486606106          10         325          SOLE                    325
Kellogg Co                      COM              487836108          14         250          SOLE                    250
Kinder Morgan Energy LP         UT LTD PARTNER   494550106          15         187          SOLE                    187
Kinder Morgan Inc 17wts         *W EXP 05/25/201 49456B119           4         936          SOLE                    936
Kraft Foods Group               COM              50076Q106           1          13          SOLE                     13
Lennar Corp                     CL A             526057104          37         960          OTHER      1                         960
M B I A Inc                     COM              55262C100          27       3,500          SOLE                  3,500
Manhattan Associates Inc        COM              562750109       1,873      31,049          SOLE                 31,049
Manulife Financial Corpf        COM              56501R106          19       1,401          SOLE                  1,401
Marathon Petroleum Corp         COM              56585A102          48         755          OTHER      1                         755
Market Vectors Etf TRUST        GOLD MINER ETF   57060U100           8         162          SOLE                    162
Masco Corp                      COM              574599106          40       2,430          OTHER      1                       2,430
McCormick & Co Inc              COM NON VTG      579780206          13         200          SOLE                    200
McDonald's Corp                 COM              580135101         150       1,706          SOLE                  1,706
Mentor Graphics Corp            COM              587200106          70       4,100          SOLE                  4,100
Merck & Co Inc                  COM              58933Y105          56       1,367          OTHER      1                 1,367
Microsoft Corp                  COM              594918104          41       1,526          SOLE                  1,526
Mondelez Intl Inc Cl A          CL A             609207105           1          41          SOLE                     41
Monsanto Co                     COM              61166W101          62         651          OTHER      1                   651
Natl Westminster Bk 7.763% C A  SPON ADR C       638539882          10         400          SOLE                    400
NextEra Energy                  COM              65339F101          18         260          SOLE                    260
Nike Inc B                      CL B             654106103          10         200          SOLE                    200
Nuveen Muni High Incm Fd        COM              670682103          28       2,000          SOLE                  2,000
Old National Bancorp            COM              680033107           4         300          SOLE                    300
Oneok Inc                       COM              682680103           2          51          SOLE                     51
ONEOK Partners LP               UNIT LTD PARTN   68268N103          13         238          SOLE                    238
Overstock.com Inc               COM              690370101           1         100          SOLE                    100
PACCAR Inc                      COM              693718108           4          84          SOLE                     84
Parker-Hannifin Corp            COM              701094104           1          06          SOLE                      6
PepsiCo Inc                     COM              713448108          26         380          SOLE                    380
Philip Morris Intl Inc          COM              718172109           5          60          SOLE                     60
Phillips                        COM              718546104          14         266          SOLE                    266
PowerShs DB Commdty Indx        UNIT BEN INT     73935S105           5         185          SOLE                    185
PowerShs Dyn Pharmaceuticals    DYN PHRMA PORT   73935X799          92       2,666          SOLE                  2,666
PowerShs QQQ                    UNIT SER 1       73935A104          16         250          SOLE                    250
PowerShs VRDO Tax Free Wkly     WK VRDO TX FR    73936T433         132       5,268          SOLE                  5,268
PowerShs Water Resources        WATER RESOURCE   73935X575           9         450          SOLE                    450
PowerShs Zacks Micro Cap        ZACKS MC PRTFL   73935X740           1          71          SOLE                     71
PPG Industries Inc              COM              693506107          45         330          SOLE                    330
Procter & Gamble Co             COM              742718109         119       1,752          SOLE                  1,752
ProShares Short 20+ Yr Tr       SHRT 20+YR TRE   74347X849          85       2,902          SOLE                  2,902
Qualcomm Inc                    COM              747525103          12         201          SOLE                    201
Regions Financial Corp          COM              7591EP100          42       5,918          OTHER      1                 5,918
Ross Stores Inc                 COM              778296103          32         600          SOLE                    600
Royal Caribbean Cruises Ltd     COM              V7780T103           7         200          SOLE                    200
Royal Dutch Shell A ADR         SPONS ADR A      780259206          14         207          SOLE                    207
Rydex Etf Tr S&P 500 Eq         GUG S&P500 EQ WT 78355W106           9         177          SOLE                    177
Salesforce.com                  COM              79466L302          14          82          SOLE                     82
Schlumberger Ltd                COM              806857108           2          30          SOLE                     30
Schwab US Broad Mkt             US BRD MKT ETF   808524102         132       3,838          SOLE                  3,838
Sector Spdr Tr Shs Ben Int Te   TECHNOLOGY       81369Y803       5,756     199,516          SOLE                199,516
Siemens A G Adr                 SPONSORED ADR    826197501           2          20          SOLE                     20
Southern Company                COM              842587107         117       2,741          SOLE                  2,741
SPDR Consumer Staples Select    SBI CONS STPLS   81369Y308           6         167          SOLE                    167
SPDR MSCI All World Ex-US       MSCI ACWI EXUS   78463X848         538      16,698          SOLE                 16,698
SPDR S&P 500                    TR UNIT          78462F103         474       3,325          SOLE                  3,325
SPDR S&P Dividend               S&P DIVID ETF    78464A763       4,346      74,727          SOLE                 74,727
SPDR S&P MidCap 400             UTSER1 S&PDCRP   78467Y107          25         137          SOLE                    137
SPDR Select Health Care         SBI HEALTHCARE   81369Y209       1,824      45,728          SOLE                 45,728
SPDR Utilities Select           SBI INT-UTILS    81369Y886          25         714          SOLE                    714
Spectra Energy Corp             COM              847560109          10         352          SOLE                    352
SunTrust Banks Inc              COM              867914103         174       6,132          SOLE                  6,132
Synovus Financial Corp          COM              87161C105          81      33,000          SOLE                 33,000
Sysco Corp                      COM              871829107          37       1,175          OTHER      1                       1,175
T Rowe Price Group              COM              74144T108          48         730          SOLE                    730
Teva Pharma Indus Ltd ADR       ADR              881624209          84       2,242          SOLE                  2,242
Texas Instruments Inc           COM              882508104          10         325          SOLE                    325
Time Warner Cable               COM              88732J207          17         175          SOLE                    175
Transcept Pharma Inc            COM              89354M106         111      25,000          SOLE                 25,000
Union Pacific Corp              COM              907818108         187       1,489          SOLE                  1,489
United Tech                     UNIT 99/99/9999  913017117          11         200          SOLE                    200
United Technologies Corp        COM              913017109         103       1,250          SOLE                  1,250
Urstadt Biddle Properties       COM              917286106           7         334          SOLE                    334
Vanguard Corp Bond Etf          SHRT-TERM CORP   92206C409          21         264          SOLE                    264
Vanguard Emg Mkts Stk           MSCI EMR MKT ETF 922042858         306       6,864          SOLE                  6,864
Vanguard FTSE All Wld ex-US     ALLWRLD EX US    922042775         563      12,300          SOLE                 12,300
Vanguard Growth                 GROWTH ETF       922908736         792      11,128          SOLE                 11,128
Vanguard REIT Index             REIT ETF         922908553          13         205          SOLE                    205
Vanguard S&P 500 Etf            500 GRTH IDX F   921932505           3          37          SOLE                     37
Vanguard Total Stk Mkt          TOTAL STK MKT    922908769      37,101     506,293          SOLE                506,293
Verisk Analytics Inc            CL A             92345Y106          26         508          SOLE                    508
Verizon Communications          COM              92343V104          10         236          SOLE                    236
Visa Inc                        COM CL A         92826C839          57         375          OTHER      1                   375
Walgreen Company                COM              931422109          75       2,028          OTHER      1                 2,028
Wal-Mart Stores Inc             COM              931142103         102       1,501          OTHER      1                 1,501
Watson Pharmaceuticals          COM              942683103          36         420          OTHER      1                         420
Wells Fargo Co                  COM              949746101         181       5,290          SOLE                  5,290
WGL Holdings Inc                COM              92924F106          13         340          SOLE                    340
WisdomTree Emg Mkts Equity      EMERG MKTS ETF   97717W315      11,458     200,351          SOLE                200,351
World Fuel Services Corp        COM              981475106           0          12          SOLE                     12
Zimmer Holdings Inc             COM              98956P102           9         132          SOLE                    132